VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 16.6%
Bank Hapoalim BM	332,278	$2,812,162
Bank Leumi Le-Israel BM	380,913	3,261,703
First International Bank Of Israel Ltd.	13,323	540,112
Israel Discount Bank Ltd.	332,737	1,679,770
Mizrahi Tefahot Bank Ltd.	46,301	1,625,145
		9,918,892
Capital Goods: 4.7%
Ashtrom Group Ltd.	8,616	180,831
Elbit Systems Ltd. †	6,943	1,320,351
Elco Ltd.	2,515	148,878
Electra Ltd.	325	182,301
Kornit Digital Ltd. * †	15,733	418,655
RADA Electronic Industries Ltd. * †	13,710	132,027
Shapir Engineering and Industry Ltd.	25,545	206,721
Shikun & Binui Ltd. *	59,767	242,012
		2,831,776
Commercial & Professional Services: 0.2%
Danel Adir Yeoshua Ltd.	1,309	137,244
Consumer Durables & Apparel: 0.6%
Delta Galil Industries Ltd.	3,059	141,691
Electra Consumer Products 1970 Ltd.	2,073	75,403
Maytronics Ltd.	13,019	160,946
		378,040
Consumer Services: 0.4%
888 Holdings Plc *	109,419	113,121
Fattal Holdings 1998 Ltd. *	1,375	133,223
		246,344
Diversified Financials: 1.5%
Altshuler Shaham Penn Ltd.	20,128	43,374
Isracard Ltd.	55,226	151,774
Plus500 Ltd.	28,771	526,249
Tel Aviv Stock Exchange Ltd.	27,925	144,541
		865,938
Energy: 2.5%
Delek Group Ltd. *	3,176	502,700
Energean Plc	36,372	541,631
Oil Refineries Ltd.	665,817	227,734
Paz Oil Co. Ltd. *	1,846	202,266
		1,474,331
Food & Staples Retailing: 0.7%
Rami Levy Chain Stores
Hashikma Marketing 2006 Ltd.	2,439	175,236
Shufersal Ltd.	38,894	243,815
		419,051
Food, Beverage & Tobacco: 0.5%
Strauss Group Ltd.	13,462	319,781
Health Care Equipment & Services: 3.7%
Inmode Ltd. *	25,459	741,112
Nano-X Imaging Ltd. * †	15,959	183,050
Novocure Ltd. * †	13,532	1,028,161
OPKO Health, Inc. * †	141,935	268,257
		2,220,580
	Number of Shares	Value
Insurance: 3.2%
Clal Insurance Enterprises Holdings Ltd. *	19,669	$333,410
Harel Insurance Investments & Financial Services Ltd.	34,755	306,291
IDI Insurance Co. Ltd.	2,548	69,095
Lemonade, Inc. *	17,529	371,264
Menora Mivtachim Holdings Ltd. *	8,133	156,141
Migdal Insurance & Financial Holdings Ltd.	129,183	172,087
Phoenix Holdings Ltd.	52,198	495,364
		1,903,652
Materials: 3.3%
ICL Group Ltd.	188,451	1,541,529
Israel Corp. Ltd.	1,153	443,678
		1,985,207
Media & Entertainment: 1.1%
Perion Network Ltd. *	15,125	291,762
Playtika Holding Corp. *	21,062	197,772
Taboola.com Ltd. * †	52,926	95,796
Tremor International Ltd. (ADR) * †	12,756	88,399
		673,729
Pharmaceuticals, Biotechnology & Life Sciences: 4.6%
Taro Pharmaceutical Industries Ltd. *	2,815	84,394
Teva Pharmaceutical Industries Ltd. (ADR) *	332,693	2,684,832
		2,769,226
Real Estate: 5.8%
AFI Properties Ltd.	2,830	101,055
Airport City Ltd. *	15,683	248,772
Alony Hetz Properties & Investments Ltd.	32,066	384,294
Amot Investments Ltd.	51,174	293,326
Azrieli Group Ltd.	12,388	847,643
Big Shopping Centers Ltd.	2,379	265,387
G City Ltd.	18,125	84,859
Gav-Yam Lands Corp. Ltd.	9,495	78,320
Israel Canada T.R Ltd.	27,859	92,587
Isras Investment Co. Ltd.	423	77,555
Mega Or Holdings Ltd.	3,474	101,066
Melisron Ltd.	4,849	326,500
Mivne Real Estate KD Ltd.	120,341	354,716
Summit Real Estate Holdings Ltd.	7,799	109,315
YH Dimri Construction & Development Ltd.	1,147	77,736
		3,443,131
Retailing: 2.3%
Delek Automotive Systems Ltd.	10,610	143,613
Fiverr International Ltd. * †	10,764	329,271
Fox Wizel Ltd.	1,390	157,813
Global-e Online Ltd. * †	22,376	598,782
Tadiran Group Ltd.	906	127,460
		1,356,939

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VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Semiconductors & Semiconductor Equipment: 10.7%
Camtek Ltd. * †	9,114	$211,171
CEVA, Inc. *	5,768	151,295
Nova Ltd. * †	8,202	699,630
SolarEdge Technologies, Inc. *	17,350	4,015,831
Tower Semiconductor Ltd. *	30,455	1,338,193
		6,416,120
Software & Services: 29.5%
Amdocs Ltd.	31,787	2,525,477
Check Point Software Technologies Ltd. *	31,843	3,567,053
Cognyte Software Ltd. *	17,002	68,688
CyberArk Software Ltd. *	12,616	1,891,643
Formula Systems 1985 Ltd.	1,458	118,717
Hilan Ltd.	3,043	162,954
ironSource Ltd. *	175,276	602,950
JFrog Ltd. *	19,511	431,388
LivePerson, Inc. *	12,928	121,782
Magic Software Enterprises Ltd.	6,182	96,192
Matrix IT Ltd.	7,709	174,762
Monday.com Ltd. *	4,742	537,458
Nice Ltd. (ADR) * †	17,939	3,376,838
One Software Technologies Ltd.	7,549	114,308
Payoneer Global, Inc. * †	49,156	297,394
Sapiens International Corp. NV	7,312	140,244
SentinelOne, Inc. *	52,229	1,334,973
Varonis Systems, Inc. *	23,877	633,218
Verint Systems, Inc. *	11,671	391,912
Wix.com Ltd. *	13,109	1,025,517
		17,613,468
Technology Hardware & Equipment: 1.6%
AudioCodes Ltd. †	7,495	163,466
Gilat Satellite Networks Ltd. * †	14,631	77,983
Ituran Location and Control Ltd.	2,587	60,381
Nano Dimension Ltd. (ADR) *	73,707	176,160
	Number of Shares	Value
Technology Hardware & Equipment (continued)
Radware Ltd. *	11,093	$241,716
Stratasys Ltd. *	17,184	247,621
		967,327
Telecommunication Services: 2.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	687,391	1,126,579
Cellcom Israel Ltd. *	20,095	102,189
Partner Communications Co. Ltd. *	23,327	168,530
		1,397,298
Transportation: 1.1%
ZIM Integrated Shipping Services Ltd. †	27,740	651,890
Utilities: 3.0%
Energix-Renewable Energies Ltd.	63,814	248,451
Enlight Renewable Energy Ltd. *	156,347	330,360
Kenon Holdings Ltd.	5,137	175,283
OPC Energy Ltd. *	13,773	153,560
Ormat Technologies, Inc. †	9,928	855,794
		1,763,448
Total Common Stocks (Cost: $52,546,854)		59,753,412

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.9%
Money Market Fund: 3.9% (Cost: $2,308,401)
State Street Navigator Securities Lending Government Money Market Portfolio	2,308,401	2,308,401
Total Investments: 103.8% (Cost: $54,855,255)		62,061,813
Liabilities in excess of other assets: (3.8)%		(2,248,570)
NET ASSETS: 100.0%		$59,813,243

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $9,597,543.
*	Non-income producing
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Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	3.4%	$2,071,027
Consumer Discretionary	3.3	1,981,323
Consumer Staples	1.2	738,832
Energy	2.5	1,474,331
Financials	21.3	12,688,482
Health Care	8.3	4,989,806
Industrials	6.1	3,620,910
Information Technology	41.8	24,996,915
Materials	3.3	1,985,207
Real Estate	5.8	3,443,131
Utilities	3.0	1,763,448
	100.0%	$59,753,412
3